BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of voluntary change in accounting policy [line items]
Financial assets	$ 557	$ 433
Financial liabilities	10,109	10,549
At amortized cost
Disclosure of voluntary change in accounting policy [line items]
Financial liabilities	10,021	10,295
At amortized cost | Customer deposits - microfinance banking
Disclosure of voluntary change in accounting policy [line items]
Financial liabilities	192	186
At amortized cost | Other Financial Liabilities - microfinance banking
Disclosure of voluntary change in accounting policy [line items]
Financial liabilities		19
At amortized cost
Disclosure of voluntary change in accounting policy [line items]
Financial assets	475	388
At amortized cost | Loans granted to customers - microfinance banking
Disclosure of voluntary change in accounting policy [line items]
Financial assets	$ 125	$ 116